Distribution Date:	03/17/25	JPMBB Commercial Mortgage Securities Trust 2016-C1
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15-16
			Attention: JPMBB 2016-C1 Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	17-18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27-28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645LAU1	1.694700%	29,181,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645LAV9	2.668400%	95,864,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46645LAW7	3.514700%	44,513,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46645LAX5	3.310600%	175,000,000.00	132,556,323.21	0.00	365,700.80	0.00	0.00	365,700.80	132,556,323.21	38.93%	30.00%
A-5	46645LAY3	3.576100%	317,480,000.00	317,480,000.00	0.00	946,116.86	0.00	0.00	946,116.86	317,480,000.00	38.93%	30.00%
A-SB	46645LAZ0	3.315800%	53,301,000.00	8,060,675.67	989,236.67	22,272.99	0.00	0.00	1,011,509.66	7,071,439.00	38.93%	30.00%
A-S	46645LBD8	3.970400%	58,760,000.00	58,760,000.00	0.00	194,417.25	0.00	0.00	194,417.25	58,760,000.00	31.08%	24.25%
B	46645LBE6	4.699568%	58,760,000.00	58,760,000.00	0.00	230,122.19	0.00	0.00	230,122.19	58,760,000.00	23.23%	18.50%
C	46645LBF3	4.699568%	47,263,000.00	47,263,000.00	0.00	185,096.41	0.00	0.00	185,096.41	47,263,000.00	16.92%	13.88%
D-1	46645LAC1	4.199568%	34,490,000.00	34,490,000.00	0.00	120,702.59	0.00	0.00	120,702.59	34,490,000.00	12.31%	10.50%
D-2	46645LAE7	4.199568%	21,716,000.00	21,716,000.00	0.00	75,998.19	0.00	0.00	75,998.19	21,716,000.00	9.41%	8.37%
E	46645LAJ6	4.699568%	29,380,000.00	29,380,000.00	0.00	115,061.09	0.00	0.00	115,061.09	29,380,000.00	5.49%	5.50%
F	46645LAL1	4.699568%	11,496,000.00	11,496,000.00	0.00	45,021.86	0.00	0.00	45,021.86	11,496,000.00	3.95%	4.38%
NR*	46645LAN7	4.699568%	44,708,765.00	29,572,258.56	0.00	100,057.51	0.00	0.00	100,057.51	29,572,258.56	0.00%	0.00%
R	46645LAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645LAS6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,021,912,767.00	749,534,257.44	989,236.67	2,400,567.74	0.00	0.00	3,389,804.41	748,545,020.77

X-A	46645LBA4	1.150793%	774,099,000.00	516,856,998.88	0.00	495,662.69	0.00	0.00	495,662.69	515,867,762.21
X-B	46645LBB2	0.000000%	58,760,000.00	58,760,000.00	0.00	0.00	0.00	0.00	0.00	58,760,000.00
X-C	46645LBC0	0.000000%	47,263,000.00	47,263,000.00	0.00	0.00	0.00	0.00	0.00	47,263,000.00
X-D	46645LAA5	0.500000%	56,206,000.00	56,206,000.00	0.00	23,419.17	0.00	0.00	23,419.17	56,206,000.00
Notional SubTotal			936,328,000.00	679,085,998.88	0.00	519,081.86	0.00	0.00	519,081.86	678,096,762.21

Deal Distribution Total					989,236.67	2,919,649.60	0.00	0.00	3,908,886.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645LAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645LAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46645LAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46645LAX5	757.46470406	0.00000000	2.08971886	0.00000000	0.00000000	0.00000000	0.00000000	2.08971886	757.46470406
A-5	46645LAY3	1,000.00000000	0.00000000	2.98008334	0.00000000	0.00000000	0.00000000	0.00000000	2.98008334	1,000.00000000
A-SB	46645LAZ0	151.22935161	18.55943922	0.41787190	0.00000000	0.00000000	0.00000000	0.00000000	18.97731112	132.66991238
A-S	46645LBD8	1,000.00000000	0.00000000	3.30866661	0.00000000	0.00000000	0.00000000	0.00000000	3.30866661	1,000.00000000
B	46645LBE6	1,000.00000000	0.00000000	3.91630684	0.00000000	0.00000000	0.00000000	0.00000000	3.91630684	1,000.00000000
C	46645LBF3	1,000.00000000	0.00000000	3.91630684	0.00000000	0.00000000	0.00000000	0.00000000	3.91630684	1,000.00000000
D-1	46645LAC1	1,000.00000000	0.00000000	3.49964019	0.00000000	0.00000000	0.00000000	0.00000000	3.49964019	1,000.00000000
D-2	46645LAE7	1,000.00000000	0.00000000	3.49964036	0.00000000	0.00000000	0.00000000	0.00000000	3.49964036	1,000.00000000
E	46645LAJ6	1,000.00000000	0.00000000	3.91630667	0.00000000	0.00000000	0.00000000	0.00000000	3.91630667	1,000.00000000
F	46645LAL1	1,000.00000000	0.00000000	3.91630654	0.00000000	0.00000000	0.00000000	0.00000000	3.91630654	1,000.00000000
NR	46645LAN7	661.44208099	0.00000000	2.23798421	0.35242597	5.36997298	0.00000000	0.00000000	2.23798421	661.44208099
R	46645LAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645LAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645LBA4	667.68849834	0.00000000	0.64030917	0.00000000	0.00000000	0.00000000	0.00000000	0.64030917	666.41057825
X-B	46645LBB2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46645LBC0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46645LAA5	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/25 - 02/28/25	30	0.00	365,700.80	0.00	365,700.80	0.00	0.00	0.00	365,700.80	0.00
A-5	02/01/25 - 02/28/25	30	0.00	946,116.86	0.00	946,116.86	0.00	0.00	0.00	946,116.86	0.00
A-SB	02/01/25 - 02/28/25	30	0.00	22,272.99	0.00	22,272.99	0.00	0.00	0.00	22,272.99	0.00
X-A	02/01/25 - 02/28/25	30	0.00	495,662.69	0.00	495,662.69	0.00	0.00	0.00	495,662.69	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	02/01/25 - 02/28/25	30	0.00	23,419.17	0.00	23,419.17	0.00	0.00	0.00	23,419.17	0.00
A-S	02/01/25 - 02/28/25	30	0.00	194,417.25	0.00	194,417.25	0.00	0.00	0.00	194,417.25	0.00
B	02/01/25 - 02/28/25	30	0.00	230,122.19	0.00	230,122.19	0.00	0.00	0.00	230,122.19	0.00
C	02/01/25 - 02/28/25	30	0.00	185,096.41	0.00	185,096.41	0.00	0.00	0.00	185,096.41	0.00
D-1	02/01/25 - 02/28/25	30	0.00	120,702.59	0.00	120,702.59	0.00	0.00	0.00	120,702.59	0.00
D-2	02/01/25 - 02/28/25	30	0.00	75,998.19	0.00	75,998.19	0.00	0.00	0.00	75,998.19	0.00
E	02/01/25 - 02/28/25	30	0.00	115,061.09	0.00	115,061.09	0.00	0.00	0.00	115,061.09	0.00
F	02/01/25 - 02/28/25	30	0.00	45,021.86	0.00	45,021.86	0.00	0.00	0.00	45,021.86	0.00
NR	02/01/25 - 02/28/25	30	223,453.22	115,814.04	0.00	115,814.04	15,756.53	0.00	0.00	100,057.51	240,084.86
Totals			223,453.22	2,935,406.13	0.00	2,935,406.13	15,756.53	0.00	0.00	2,919,649.60	240,084.86

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
D-1 (Cert)	46645LAC1	4.199568%	34,490,000.00	34,490,000.00	0.00	120,702.59	0.00	0.00	120,702.59	34,490,000.00
D-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-2 (Cert)	46645LAE7	4.199568%	21,716,000.00	21,716,000.00	0.00	75,998.19	0.00	0.00	75,998.19	21,716,000.00
D-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			56,206,000.02	56,206,000.00	0.00	196,700.78	0.00	0.00	196,700.78	56,206,000.00

Exchangeable Certificate Details
D	46645LAG2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
D	46645LAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	3,908,886.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,750,308.75	Master Servicing Fee	5,527.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,229.53
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.49
ARD Interest	0.00	Operating Advisor Fee	1,165.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	478.04
Extension Interest	0.00
Interest Reserve Withdrawal	195,999.44
Total Interest Collected	2,946,308.19	Total Fees	10,902.04

Principal		Expenses/Reimbursements
Scheduled Principal	989,236.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,756.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	989,236.67	Total Expenses/Reimbursements	15,756.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,919,649.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	989,236.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,908,886.27
Total Funds Collected	3,935,544.86	Total Funds Distributed	3,935,544.84

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	749,534,257.44	749,534,257.44	Beginning Certificate Balance	749,534,257.44
(-) Scheduled Principal Collections	989,236.67	989,236.67	(-) Principal Distributions	989,236.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	748,545,020.77	748,545,020.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	749,655,778.08	749,655,778.08	Ending Certificate Balance	748,545,020.77
Ending Actual Collateral Balance	748,677,586.54	748,677,586.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	90,025,486.98	12.03%	9	4.9383	NAP	Defeased	11	90,025,486.98	12.03%	9	4.9383	NAP
	9,999,999 or less	15	83,711,959.37	11.18%	10	4.8228	1.730797	1.35 or less	9	223,762,316.98	29.89%	9	4.8863	0.921123
10,000,000 to 19,999,999		5	73,529,230.74	9.82%	10	4.8857	1.833454	1.36 to 1.45	2	18,835,606.53	2.52%	10	4.8839	1.436654
20,000,000 to 24,999,999		1	24,863,460.27	3.32%	10	4.6230	1.593100	1.46 to 1.55	2	13,333,518.83	1.78%	9	4.9023	1.533408
25,000,000 to 49,999,999		3	99,263,623.32	13.26%	10	4.5515	2.329370	1.56 to 1.65	3	31,753,674.13	4.24%	10	4.6458	1.595322
	50,000,000 or greater	5	377,151,260.09	50.38%	10	4.6589	1.951280	1.66 to 1.80	2	71,360,513.89	9.53%	9	4.5968	1.662648
	Totals	40	748,545,020.77	100.00%	10	4.7177	1.880537	1.81 to 2.00	2	20,819,601.24	2.78%	10	4.7421	1.880601
								2.01 or greater	9	278,654,302.19	37.23%	10	4.5282	2.958445
								Totals	40	748,545,020.77	100.00%	10	4.7177	1.880537
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	24	90,025,486.98	12.03%	9	4.9383	NAP	South Carolina	2	1,415,128.95	0.19%	10	4.4001	2.993924
Alabama	2	1,274,180.87	0.17%	10	4.4183	2.917403	Tennessee	2	10,188,404.71	1.36%	10	4.6946	1.849926
Arizona	2	8,354,773.65	1.12%	8	4.5816	2.094560	Texas	10	94,019,517.33	12.56%	9	4.6631	1.783865
California	5	30,798,518.22	4.11%	10	4.5668	2.293795	Virginia	1	1,153,626.03	0.15%	11	4.2330	3.696200
Connecticut	1	2,817,873.42	0.38%	11	4.2330	3.696200	Washington	1	17,480,299.68	2.34%	11	5.0100	0.885100
Florida	6	83,338,052.20	11.13%	10	4.9354	2.389539	Wisconsin	2	2,505,568.86	0.33%	10	4.3915	3.030199
Georgia	4	10,384,000.00	1.39%	9	4.5860	2.212900	Totals	99	748,545,020.77	100.00%	10	4.7177	1.880537
Idaho	1	1,456,216.47	0.19%	11	4.2330	3.696200
									Property Type³
Illinois	4	3,114,180.87	0.42%	9	4.5174	2.501151
Indiana	1	1,550,775.98	0.21%	11	4.2330	3.696200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	1	15,011,637.04	2.01%	10	4.6230	1.839900		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	1	24,863,460.27	3.32%	10	4.6230	1.593100	Defeased	24	90,025,486.98	12.03%	9	4.9383	NAP
Louisiana	3	2,991,000.00	0.40%	9	4.5860	2.212900	Industrial	2	8,609,690.76	1.15%	11	4.9900	3.116400
Maryland	2	8,457,392.11	1.13%	11	5.0333	1.551020	Lodging	6	103,903,050.86	13.88%	10	4.9419	2.035568
Massachusetts	1	1,626,423.59	0.22%	11	4.2330	3.696200	Mixed Use	4	54,941,015.77	7.34%	9	4.9021	1.055396
Michigan	1	968,289.39	0.13%	11	4.2330	3.696200	Multi-Family	4	49,843,933.95	6.66%	10	4.7156	1.606126
Minnesota	1	729,999.42	0.10%	11	4.2330	3.696200	Office	7	329,454,669.98	44.01%	10	4.5953	1.890342
Mississippi	2	7,317,060.71	0.98%	10	4.6936	1.492982	Retail	25	70,160,987.69	9.37%	9	4.7881	1.903054
Nevada	3	28,243,683.44	3.77%	9	4.7739	2.286952	Self Storage	27	41,606,184.78	5.56%	11	4.2330	3.696200
New Mexico	1	1,066,631.28	0.14%	11	4.2330	3.696200	Totals	99	748,545,020.77	100.00%	10	4.7177	1.880537
New York	7	256,469,913.53	34.26%	10	4.6148	1.935952
North Carolina	3	3,893,708.30	0.52%	10	4.4091	2.956399
Ohio	2	33,364,090.82	4.46%	9	4.9160	0.741641
Oklahoma	1	1,100,672.71	0.15%	11	4.2330	3.696200
Pennsylvania	2	2,564,453.94	0.34%	11	4.2330	3.696200

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	90,025,486.98	12.03%	9	4.9383	NAP	Defeased	11	90,025,486.98	12.03%	9	4.9383	NAP
	4.40000% or less	3	145,872,030.21	19.49%	11	4.2297	3.478698	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	101,965,683.44	13.62%	9	4.5884	1.832792	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	8	69,087,881.47	9.23%	10	4.6775	1.589086	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	15	341,593,938.67	45.63%	9	4.9146	1.412048	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	748,545,020.77	100.00%	10	4.7177	1.880537	49 months or greater	29	658,519,533.79	87.97%	10	4.6875	1.953564
								Totals	40	748,545,020.77	100.00%	10	4.7177	1.880537
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	90,025,486.98	12.03%	9	4.9383	NAP	Defeased	11	90,025,486.98	12.03%	9	4.9383	NAP
	60 months or less	29	658,519,533.79	87.97%	10	4.6875	1.953564	Interest Only	6	358,212,000.00	47.85%	10	4.6156	1.925937
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	80,834,582.72	10.80%	10	4.5813	2.252749
	Totals	40	748,545,020.77	100.00%	10	4.7177	1.880537	241 months to 300 months	19	219,472,951.07	29.32%	10	4.8440	1.888463
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	748,545,020.77	100.00%	10	4.7177	1.880537
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	90,025,486.98	12.03%	9	4.9383	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	484,862,321.27	64.77%	10	4.6094	2.153004
	13 months to 24 months	3	172,296,698.63	23.02%	10	4.9063	1.394150
	25 months or greater	1	1,360,513.89	0.18%	8	4.7900	1.721700
	Totals	40	748,545,020.77	100.00%	10	4.7177	1.880537
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100566	OF	New York	NY	Actual/360	4.220%	311,811.11	0.00	0.00	N/A	02/06/26	--	95,000,000.00	95,000,000.00	03/06/25
2	305560002	OF	New York	NY	Actual/360	4.862%	294,932.82	0.00	0.00	N/A	01/06/26	--	78,000,000.00	78,000,000.00	03/06/25
3	304961102	OF	New York	NY	Actual/360	4.832%	272,471.11	0.00	0.00	N/A	11/01/25	--	72,500,000.00	72,500,000.00	03/01/25
4	305190002	OF	Austin	TX	Actual/360	4.593%	250,063.33	0.00	0.00	N/A	12/01/25	--	70,000,000.00	70,000,000.00	03/01/25
5	305560005	LO	Naples	FL	Actual/360	4.950%	237,880.02	135,758.98	0.00	N/A	01/01/26	--	61,787,019.07	61,651,260.09	03/01/25
6	883100562	SS	Various	Various	Actual/360	4.233%	137,507.95	159,924.72	0.00	02/06/26	02/06/36	--	41,766,109.50	41,606,184.78	03/06/25
9	305190005	MU	Cleveland	OH	Actual/360	4.931%	125,544.88	89,268.60	0.00	N/A	12/01/25	--	32,734,707.14	32,645,438.54	03/01/25
10	695100617	SS	Various	Various	Actual/360	4.823%	96,826.89	61,139.62	0.00	N/A	01/06/26	10/06/25	25,812,091.62	25,750,952.00	03/06/25
10A	305560617				Actual/360	4.823%	5,083.66	3,209.98	0.00	N/A	01/06/26	--	1,355,199.91	1,351,989.93	03/06/25
12	305560012	MF	Louisville	KY	Actual/360	4.623%	89,571.78	47,573.85	0.00	N/A	01/01/26	--	24,911,034.12	24,863,460.27	03/01/25
14	883100548	RT	Various	Various	Actual/360	4.586%	89,215.02	0.00	0.00	N/A	12/06/25	--	25,012,000.00	25,012,000.00	03/06/25
15	695100628	LO	Lynnwood	WA	Actual/360	5.010%	68,283.37	43,233.97	0.00	N/A	02/06/26	--	17,523,533.65	17,480,299.68	03/06/25
16	305560016	MU	Winter Park	FL	Actual/360	5.080%	66,727.94	34,303.12	0.00	N/A	02/05/26	11/05/25	16,888,398.74	16,854,095.62	03/05/25
18	305560018	RT	Las Vegas	NV	Actual/360	4.900%	67,456.67	0.00	0.00	N/A	12/05/25	--	17,700,000.00	17,700,000.00	03/05/25
19	305560019	MF	Overland Park	KS	Actual/360	4.623%	54,080.12	28,723.33	0.00	N/A	01/01/26	--	15,040,360.37	15,011,637.04	03/01/25
20	883100547	LO	Largo	FL	Actual/360	4.948%	49,598.58	32,316.40	0.00	N/A	12/06/25	--	12,887,954.09	12,855,637.69	03/06/25
21	695100621	MU	Glendale	CA	Actual/360	4.954%	40,475.88	23,071.76	0.00	N/A	01/06/26	--	10,504,728.09	10,481,656.33	03/06/25
23	883100545	RT	Waynesville	NC	Actual/360	4.766%	36,171.15	20,662.92	0.00	N/A	12/06/25	06/06/25	9,757,817.68	9,737,154.76	03/06/25
24	883100546	OF	San Francisco	CA	Actual/360	4.314%	31,151.80	18,417.59	0.00	N/A	12/06/25	--	9,284,263.02	9,265,845.43	03/06/25
25	305560025	MF	Roanoke	VA	Actual/360	5.050%	35,492.21	18,495.95	0.00	N/A	07/05/25	--	9,036,205.00	9,017,709.05	03/05/25
26	305560026	LO	Chattanooga	TN	Actual/360	4.796%	31,241.18	21,201.18	0.00	N/A	01/01/26	--	8,375,151.38	8,353,950.20	03/01/25
27	695100631	IN	Austin	TX	Actual/360	4.990%	33,488.10	18,792.44	0.00	N/A	02/06/26	--	8,628,483.20	8,609,690.76	03/06/25
31	305560031	MU	Las Vegas	NV	Actual/360	4.550%	24,665.32	16,107.52	0.00	N/A	11/01/25	--	6,969,790.96	6,953,683.44	03/01/25
32	305560032	MF	El Paso	TX	Actual/360	4.870%	27,710.03	13,544.54	0.00	N/A	02/05/26	11/05/25	7,315,642.08	7,302,097.54	03/05/25
33	305560033	MF	Baltimore	MD	Actual/360	5.080%	28,094.36	13,618.20	0.00	N/A	02/05/26	--	7,110,496.42	7,096,878.22	03/05/25
34	883100525	IN	University Park	IL	Actual/360	4.834%	23,069.22	15,644.88	0.00	N/A	11/06/25	08/06/25	6,135,793.01	6,120,148.13	03/06/25
35	305560035	RT	Various	TX	Actual/360	4.880%	22,872.23	14,193.59	0.00	N/A	01/01/26	--	6,026,054.67	6,011,861.08	03/01/25
36	883100468	RT	Marana	AZ	Actual/360	4.700%	22,847.58	13,457.07	0.00	N/A	10/06/25	--	6,250,097.68	6,236,640.61	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	305560037	RT	Port Saint Lucie	FL	Actual/360	5.050%	22,868.89	14,382.94	0.00	N/A	01/05/26	--	5,822,347.14	5,807,964.20	03/05/25
38	883100552	RT	Greenville	MS	Actual/360	4.762%	23,642.97	12,008.84	0.00	N/A	01/06/26	--	6,383,474.44	6,371,465.60	03/06/25
39	883100531	OF	Silver Spring	MD	Actual/360	4.790%	5,179.21	29,670.85	0.00	N/A	11/06/25	--	1,390,184.74	1,360,513.89	03/06/25
40	695100633	IN	Atlanta	GA	Actual/360	5.090%	20,273.66	12,537.64	0.00	N/A	02/06/26	--	5,121,047.75	5,108,510.11	03/06/25
41	883100554	MU	Binghamton	NY	Actual/360	5.100%	19,320.76	10,541.48	0.00	N/A	01/06/26	--	4,870,778.94	4,860,237.46	03/06/25
42	883100549	LO	Woodland	CA	Actual/360	4.787%	13,342.41	21,662.88	0.00	N/A	12/06/25	--	3,583,566.08	3,561,903.20	03/06/25
43	883100557	MF	Chicago	IL	Actual/360	5.032%	15,678.73	9,913.27	0.00	N/A	10/06/25	--	4,006,035.76	3,996,122.49	03/06/25
44	883100556	OF	Austin	TX	Actual/360	4.665%	12,107.26	8,554.19	0.00	N/A	01/06/26	--	3,336,864.85	3,328,310.66	03/06/25
45	883100561	RT	Lubbock	TX	Actual/360	5.357%	12,633.42	11,045.13	0.00	N/A	02/06/26	--	3,032,101.33	3,021,056.20	01/06/24
48	883100553	MF	Ithaca	NY	Actual/360	5.100%	11,416.81	6,229.06	0.00	N/A	01/06/26	--	2,878,187.48	2,871,958.42	03/06/25
49	695100632	MF	Cleveland	OH	Actual/360	5.320%	10,824.76	5,871.66	0.00	N/A	02/06/26	--	2,616,080.08	2,610,208.42	03/06/25
50	695100634	RT	Albuquerque	NM	Actual/360	5.121%	8,685.56	4,158.52	0.00	N/A	02/06/26	11/06/25	2,180,657.45	2,176,498.93	03/06/25
Totals							2,750,308.75	989,236.67	0.00				749,534,257.44	748,545,020.77
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,438,195.12	11,290,822.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,518,030.00	10,532,184.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	23,909,437.36	17,019,321.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,436,030.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	27,464,243.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,335,029.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,216,198.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,732,943.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,706,791.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,933,643.46	1,419,713.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,806,346.00	1,616,686.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,900,283.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,971,214.50	3,031,228.88	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,086,181.66	868,159.22	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,501,251.78	740,454.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,160,404.31	1,064,052.23	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,012,064.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,147,836.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	785,891.11	589,618.71	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	572,403.56	457,846.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	680,859.35	547,310.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	713,575.60	678,280.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	580,912.35	443,795.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	861,304.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	442,088.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	814,166.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	700,204.02	359,431.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	40,764.93	0.00	--	--	12/11/24	0.00	15,383.72	23,650.91	326,223.43	76,379.13	0.00
48	164,567.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	142,632,859.51	50,658,905.29				0.00	15,383.72	23,650.91	326,223.43	76,379.13	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	0	0.00	0	0.00	1	3,021,056.20	0	0.00	1	3,021,056.20	0	0.00	0	0.00	0	0.00	4.717664%	4.671908%	10
02/18/25	0	0.00	0	0.00	1	3,032,101.33	0	0.00	1	3,032,101.33	0	0.00	0	0.00	0	0.00	4.717745%	4.672016%	11
01/17/25	0	0.00	0	0.00	1	3,041,748.38	0	0.00	1	3,041,748.38	0	0.00	0	0.00	0	0.00	4.717802%	4.672097%	12
12/17/24	0	0.00	0	0.00	1	3,051,351.13	0	0.00	1	3,051,351.13	0	0.00	0	0.00	0	0.00	4.717859%	4.672177%	13
11/18/24	0	0.00	0	0.00	1	3,061,363.24	0	0.00	1	3,061,363.24	0	0.00	0	0.00	0	0.00	4.717923%	4.672266%	14
10/18/24	0	0.00	0	0.00	1	3,070,875.92	0	0.00	1	3,070,875.92	0	0.00	0	0.00	0	0.00	4.717979%	4.698245%	15
09/17/24	0	0.00	0	0.00	1	3,080,439.05	0	0.00	1	3,080,439.05	0	0.00	0	0.00	1	2,952,038.41	4.718041%	4.698303%	16
08/16/24	0	0.00	0	0.00	1	3,089,502.04	0	0.00	1	3,089,502.04	0	0.00	0	0.00	0	0.00	4.719825%	4.700103%	17
07/17/24	0	0.00	0	0.00	1	3,098,523.36	0	0.00	1	3,098,523.36	0	0.00	0	0.00	0	0.00	4.719880%	4.700153%	18
06/17/24	0	0.00	0	0.00	1	3,107,963.61	0	0.00	1	3,107,963.61	0	0.00	1	1,474,399.00	0	0.00	4.719942%	4.700210%	19
05/17/24	0	0.00	0	0.00	1	3,116,900.16	0	0.00	1	3,116,900.16	0	0.00	0	0.00	0	0.00	4.720132%	4.700308%	20
04/17/24	0	0.00	1	3,125,894.91	0	0.00	0	0.00	1	3,125,894.91	0	0.00	0	0.00	0	0.00	4.720192%	4.700364%	21
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
45	883100561	01/06/24	13	6	23,650.91	326,223.43	153,041.62	3,153,621.97	04/17/23	7			09/05/23
Totals					23,650.91	326,223.43	153,041.62	3,153,621.97

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		24,875,012	24,875,012	0		0
7 - 12 Months		682,063,824	679,042,768	0		3,021,056
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		41,606,185	41,606,185	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	748,545,021	745,523,965	0	0	0	3,021,056
Feb-25	749,534,257	746,502,156	0	0	0	3,032,101
Jan-25	750,363,194	747,321,446	0	0	0	3,041,748
Dec-24	751,188,740	748,137,389	0	0	0	3,051,351
Nov-24	752,063,325	749,001,962	0	0	0	3,061,363
Oct-24	752,881,915	749,811,039	0	0	0	3,070,876
Sep-24	753,749,432	750,668,993	0	0	0	3,080,439
Aug-24	757,517,699	754,428,197	0	0	0	3,089,502
Jul-24	758,330,588	755,232,065	0	0	0	3,098,523
Jun-24	759,193,540	756,085,576	0	0	0	3,107,964
May-24	761,467,912	758,351,012	0	0	0	3,116,900
Apr-24	762,318,050	759,192,155	0	0	0	3,125,895
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	305560002	78,000,000.00	78,000,000.00	540,000,000.00	11/01/15	9,290,120.00	0.96560	09/30/23	01/06/26	I/O
45	883100561	3,021,056.20	3,153,621.97	4,200,000.00	11/11/24	34,789.93	0.12430	12/31/24	02/06/26	190
Totals		81,021,056.20	81,153,621.97	544,200,000.00		9,324,909.93

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	305560002	OF	NY	11/01/24	13
Special Servicer comments are not available for this cycle.

45	883100561	RT	TX	04/17/23	7

2/24/2025 Loan transferred to special serving on 4/17/2023 due to delinquency. The loan was past due for the 2/6/2023 and subsequent payments. A foreclosure sale took place on 9/5/2023 and the Trust was the winning bidder. Special

Servicer is working with Edge Realty to list the property for sale for the upcoming March 31st Ten-X auction. The Subject Property, Lubbock SW Shopping Center, is a retail center, built in 2007, consisting of a freestanding, single story eleven suite retail building that contains 30,000 SF. The loan was previously in special servicing but returned to the Master Servicer effective 10/21/2021 as the Borrower entered into an IO Forbearance Agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	883100563	0.00	5.36500%	0.00	5.36500%	8	09/10/21	02/06/21	--
42	883100549	4,559,586.34	4.78700%	4,559,586.34 4.78700%		10	09/08/20	05/06/20	10/13/20
45	883100561	3,390,779.15	5.35700%	3,390,779.15 5.35700%		10	09/17/21	08/11/21	--
Totals		7,950,365.49		7,950,365.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	305560013	02/18/21	24,022,926.07	39,400,000.00	25,355,530.29	1,332,604.22	25,355,530.29	24,022,926.07	0.00	0.00	0.00	0.00	0.00%
17	305560017	04/16/21	17,364,480.53	15,700,000.00	5,998,227.85	4,017,144.31	5,998,227.85	1,981,083.54	15,383,396.99	0.00	246,890.29	15,136,506.70	83.05%
22	883100470	06/17/21	10,750,000.00	12,900,000.00	11,230,091.47	480,091.47	11,230,091.47	10,750,000.00	0.00	0.00	0.00	0.00	0.00%
29	883100471	05/17/21	7,012,500.00	12,400,000.00	7,074,440.48	61,940.48	7,074,440.48	7,012,500.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			59,149,906.60	80,400,000.00	49,658,290.09	5,891,780.48	49,658,290.09	43,766,509.61	15,383,396.99	0.00	246,890.29	15,136,506.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/25	0.00	(71,249.98)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(70,964.96)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(70,688.96)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(70,414.12)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(72,468.83)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(69,858.44)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(71,923.51)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(71,634.31)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(69,053.87)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(71,069.44)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(68,509.31)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(70,508.27)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(67,970.79)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(67,703.88)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(69,679.30)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(67,169.21)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(69,121.91)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(66,639.58)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(68,583.80)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(68,307.81)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(65,849.14)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(67,770.27)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(65,328.78)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(67,719.17)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(65,283.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(65,020.70)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(64,765.14)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(64,510.65)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(66,390.30)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(63,996.20)	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/16/22	0.00	(65,860.86)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(65,535.41)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(63,172.34)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(66,033.42)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(63,652.38)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(65,488.96)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(63,133.15)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(62,879.77)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(62,632.81)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(62,386.86)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(63,056.22)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(61,909.63)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(63,714.30)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(63,526.74)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(61,236.45)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(62,927.16)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(60,600.15)	0.00	0.00	0.00	0.00	0.00	0.00
13	305560013	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	305560017	06/17/22	0.00	0.00	15,136,506.70	0.00	0.00	(251,390.29)	0.00	0.00	15,136,506.70
		04/18/22	0.00	0.00	15,387,896.99	0.00	0.00	4,500.00	0.00	0.00
		04/16/21	0.00	0.00	15,383,396.99	0.00	0.00	15,383,396.99	0.00	0.00
22	883100470	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	883100471	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(71,249.98)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(3,127,900.40)	15,136,506.70	0.00	0.00	15,136,506.70	0.00	0.00	15,136,506.70

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	15,166.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	589.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,756.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,756.53

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Supplemental Notes
None

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